Investments accounted for using the equity method - Carrying value of Joint venture (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Sofra
Joint ventures
Investments in joint ventures	₺ 12,347	₺ 30,018